UNITED STATES
	    	  SECURITIES AND EXCHANGE COMMISSION
			 Washington, DC  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  JUNE 30, 2009

Check here is Amendment  [  ] ; Amendment Number:
This Amendment (check only one):  [  ] is a restatement.
				  [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Sasco Capital, Inc.
Address:   10 Sasco Hill Road
           Fairfield, CT  06824

13F File Number:  28-1646

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Daniel L. Leary
Title:	Secretary
Phone:	203-254-6800
Signature, Place, and Date of Signing:


Daniel L. Leary    Fairfield, Connecticut    August 13, 2009

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.

[ ] 	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total:  $2,969,942


List of Other Included Managers:

FORM 13F   JUNE 2009
REPORTING MANAGER:  SASCO CAPITAL, INC.

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
  ACCO BRANDS INC                COM              00081T108     8537  3027290 SH       SOLE                1454085        0  1573205
  AHOLD NV-ADR                   COM              500467402   121553 10625290 SH       SOLE                3671490        0  6953800
  ALLEGHENY TECHNOLOGIES         COM              01741R102      423    12100 SH       SOLE                  12100        0        0
  ATMOS ENERGY CP                COM              049560105     1951    77900 SH       SOLE                  72100        0     5800
  BIG LOTS INC                   COM              089302103    81179  3860150 SH       SOLE                1380500        0  2479650
  BALL CORP                      COM              058498106   117464  2601060 SH       SOLE                 919210        0  1681850
  BROWN SHOE COMPANY             COM              115736100     1295   178900 SH       SOLE                 178900        0        0
  CROWN HOLDINGS INC             COM              228368106   130819  5419200 SH       SOLE                1927550        0  3491650
  CON-WAY INC                    COM              205944101    98379  2786150 SH       SOLE                 984350        0  1801800
  CHIQUITA BRANDS                COM              170032809      291    28400 SH       SOLE                  28400        0        0
  DOMINION RESOURCES INC         COM              25746U109   117884  3527338 SH       SOLE                1173700        0  2353638
  DEL MONTE FOODS                COM              24522P103   100863 10752987 SH       SOLE                4128050        0  6624937
  DUKE ENERGY CORP NEW           COM              26441C105   120264  8242901 SH       SOLE                2901160        0  5341741
  DYNEGY INC                     COM              26817G102    45269 19942198 SH       SOLE                7468100        0 12474098
  EL PASO CORP                   COM              28336L109    76411  8278541 SH       SOLE                2982400        0  5296141
  FOOT LOCKER INC                COM              344849104    66262  6328738 SH       SOLE                2329000        0  3999738
  FORTUNE BRANDS                 COM              349631101    68250  1964596 SH       SOLE                 721500        0  1243096
  GENESCO                        COM              371532102      971    51600 SH       SOLE                  51600        0        0
  HOME DEPOT INC                 COM              437076102    90109  3813333 SH       SOLE                1385450        0  2427883
  PENNEY J.C.                    COM              708160106    92962  3237950 SH       SOLE                1169050        0  2068900
  LIMITED INC                    COM              532716107    88534  7396365 SH       SOLE                2768000        0  4628365
  MASCO CORP                     COM              574599106    66973  6990880 SH       SOLE                2488550        0  4502330
  MIRANT CORP                    COM              60467R100    72105  4580995 SH       SOLE                1546550        0  3034445
  NOVA CHEMICALS                 COM              66977W109     6241  1052450 SH       SOLE                 594750        0   457700
  NATIONAL FUEL GAS              COM              636180101      779    21600 SH       SOLE                  21600        0        0
  OWENS CORNING                  COM              690742101    72625  5682696 SH       SOLE                2110200        0  3572496
  OWENS ILLINOIS                 COM              690768403   130747  4667866 SH       SOLE                1622700        0  3045166
  ONEOK INC                      COM              682680103   110620  3751100 SH       SOLE                1273550        0  2477550
  PACKAGING CORP OF AMERICA      COM              695156109    77290  4770963 SH       SOLE                1848300        0  2922663
  PACTIV CORP                    COM              695257105      526    24200 SH       SOLE                  11800        0    12400
  RITE AID                       COM              767754104      646   428100 SH       SOLE                 428100        0        0
  REPUBLIC SERVICES INC          COM              760759100   130282  5337249 SH       SOLE                1942895        0  3394354
  RAYTHEON                       COM              755111507   101444  2283232 SH       SOLE                 726350        0  1556882
  SPECTRA ENERGY                 COM              847560109   124043  7331158 SH       SOLE                2567205        0  4763953
  SARA LEE CORP                  COM              803111103    79514  8146900 SH       SOLE                3217400        0  4929500
  SAFEWAY INC.                   COM              786514208   101046  4960534 SH       SOLE                1794300        0  3166234
  TELEDYNE TECHNOLOGIES          COM              879360105      609    18600 SH       SOLE                  18600        0        0
  TJX COMPANIES                  COM              872540109    68778  2186200 SH       SOLE                 767400        0  1418800
  THOMAS & BETTS                 COM              884315102   110161  3821050 SH       SOLE                1330350        0  2490700
  TRINITY IND                    COM              896522109      317    23300 SH       SOLE                  23300        0        0
  USG CORP                       COM              903293405    40847  4056270 SH       SOLE                1451400        0  2604870
  VALSPAR CORP                   COM              920355104      451    20000 SH       SOLE                  20000        0        0
  WASTE CONNECTIONS INC          COM              941053100      715    27600 SH       SOLE                  27600        0        0
  WILLIAMS COMPANIES INC         COM              969457100    72720  4658550 SH       SOLE                1603550        0  3055000
  WASTE MANAGEMENT               COM              94106L109    65895  2340010 SH       SOLE                 840500        0  1499510
  WEYERHAEUSER CO                COM              962166104    61341  2015805 SH       SOLE                 702000        0  1313805
  ALLEGHANY CORP                 COM              017175100    43557   160726 SH       SOLE                  56841        0   103885

S REPORT SUMMARY             47     DATA RECORDS          2969942               0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
